Long-term Investment Securities - Details of Long-term Investment Securities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Available-for-sale financial assets	₩ 1,679,384	₩ 1,410,736
Equity securities [member]
Disclosure of financial assets [line items]
Available-for-sale financial assets	1,398,734	1,189,597
FVOCI	8	44,440
Non current Assets	1,398,742	1,234,037
Investment bonds [member]
Disclosure of financial assets [line items]
FVTPL	280,642	176,699
Non current Assets	₩ 280,642	₩ 176,699